United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 12/31/03

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     Febuary 13, 2003

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Entry Total: 138,788
					        (Thousands)















      Form 13F Information Table



















TITLE OF

VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED NONE









A F L A C Inc.
com
001055 10 2
3,521
   97,318
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
1,330
   28,545
sh
sole
none
x
Alberto Culver
cl b
013068 10 0
2,186
   34,650
sh
sole
none
x
American International Group
com
026874 10 7
979
   14,774
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1
1,310
   31,270
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
1,105
   39,661
sh
sole
none
x
Automatic Data Processing
com
053015 10 3
3,040
   76,738
sh
sole
none
x
BP plc
com
055622 10 4
1,362
   27,606
sh
sole
none
x
Belden Inc
com
077459 10 5
664
   31,497
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
610
   21,565
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
3,325
   67,415
sh
sole
none
x
Boeing Co.
com
097023 10 5
2,676
   63,492
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
1,117
   39,042
sh
sole
none
x
CIGNA Corporation
com
125509 10 9
773
   13,436
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
368
   43,250
sh
sole
none
x
Citigroup Inc.
com
172967 10 1
315
    6,486
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
1,366
   27,295
sh
sole
none
x
Cooper Industries Inc.
cl a
G24182 10 0
3,867
   66,760
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
3,997
   92,397
sh
sole
none
x
Dean Foods Company
com
242370 10 4
3,143
   95,627
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
638
   62,532
sh
sole
none
x
Delta Airlines
com
247361 10 8
158
   13,379
sh
sole
none
x
DuPont
com
263534 10 9
3,458
   75,359
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4
2,595
   85,235
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
4,807
  117,234
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
5,021
   74,385
sh
sole
none
x
First American Corporation
com
318522 30 7
2,171
   72,925
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
2,653
   37,107
sh
sole
none
x
General Electric Co.
com
369604 10 3
4,505
  145,419
sh
sole
none
x
General Growth Properties
com
370021 10 7
4,233
  152,535
sh
sole
none
x
General Mills Inc.
com
370334 10 4
1,250
   27,595
sh
sole
none
x
General Motors
com
370442 10 5
1,782
   33,364
sh
sole
none
x
Gillette Co.
com
375766 10 2
1,286
   35,015
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5
1,309
   28,085
sh
sole
none
x
Goodrich Co.
com
382388 10 6
2,712
   91,330
sh
sole
none
x
Heinz
com
423074 10 3
930
   25,525
sh
sole
none
x
Hershey Foods
com
427866 10 8
507
    6,579
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
2,869
   80,833
sh
sole
none
x
Intel
com
458140 10 0
407
   12,648
sh
sole
none
x
IBM
com
459200 10 1
3,986
   43,006
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
2,219
   60,411
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
2,718
   52,621
sh
sole
none
x
Keyspan Corp
com
49337w 10 0
798
   21,674
sh
sole
none
x
McDonalds Corp.
com
580135 10 1
1,178
   47,445
sh
sole
none
x
Medtronics
com
585055 10 6
2,080
   42,794
sh
sole
none
x
Merck & Co.
com
589331 10 7
2,696
   58,356
sh
sole
none
x
Microsoft
com
594918 10 4
340
   12,352
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
1,089
   49,631
sh
sole
none
x
Pepsico
com
713448 10 8
2,763
   59,264
sh
sole
none
x
Pfizer
com
717081 10 3
2,753
   77,933
sh
sole
none
x
Philadelphia Suburban
com par
..5
718009 60 8
1,742
   78,805
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
1,076
   26,492
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
1,423
   14,251
sh
sole
none
x
RPM Inc.
com
749685 10 3
1,993
  121,109
sh
sole
none
x
Radian Group
com
750236 10 1
389
    7,970
sh
sole
none
x
Robert Mondavi
com
609200 10 0
1,073
   27,635
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
618
   11,800
sh
sole
none
x
SBC Communications
com
78387G 10 3
323
   12,407
sh
sole
none
x
Safeway Inc.
com new
786514 20 8
565
   25,785
sh
sole
none
x
Sara Lee
com
803111 10 3
1,370
   63,103
sh
sole
none
x
South Jersey Industries
com
838518 10 8
3,048
   75,260
sh
sole
none
x
Textron Inc.
com
883203 10 1
1,585
   27,770
sh
sole
none
x
UGI Corp
com
902681 10 5
1,770
   52,215
sh
sole
none
x
Unisys Corp
com
909214 10 8
887
   59,725
sh
sole
none
x
United Mobil Home
com
911024 10 7
1,554
   91,385
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
2,811
   96,279
sh
sole
none
x
Verizon Communications
com
92343V 10 4
2,883
   82,196
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
5,021
  113,135
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
323
   14,110
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
2,946
  100,877
sh
sole
none
x
Xerox Corp.
com
984121 10 3
210
   15,220
sh
sole
none
x
Ishares Treasury Bonds
1-3 yr
trs bd
464287 45 7
2,212
   26,825
sh
sole
none
x